Business Combinations - Schedule of fair value of the assets acquired and the liabilities assumed (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Identifiable intangible assets:
Goodwill		¥ 109,944	¥ 6,938	¥ 109,944	$ 15,485	¥ 109,944
Private Company Providing Kids STEAM Courses [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 6,050
Total	6,050
Cash and cash equivalents	354
Other tangible assets	470
Identifiable intangible assets:
Liabilities assumed	(11,869)
Goodwill	17,095
Total	¥ 6,050
Private Company Providing Offline After-school Tutoring Services [Member]
Business Acquisition [Line Items]
Cash consideration		122,000	¥ 30,000
Previously held equity interest		27,544
Redeemable noncontrolling interests		106,368
Total		255,912
Cash and cash equivalents		165,783
Other tangible assets		18,040
Identifiable intangible assets:
Deferred tax liabilities		(8,963)
Liabilities assumed		(64,609)
Goodwill		85,911
Total		255,912
Private Company Providing Offline After-school Tutoring Services [Member] | Trademark [Member]
Identifiable intangible assets:
Identifiable intangible assets		¥ 46,000
Identifiable intangible assets Amortization Period		10 years
Private Company Providing Offline After-school Tutoring Services [Member] | Licenses [Member]
Identifiable intangible assets:
Identifiable intangible assets		¥ 6,500
Identifiable intangible assets Amortization Period		10 years
Private Company Providing Offline After-school Tutoring Services [Member] | Copyright [Member]
Identifiable intangible assets:
Identifiable intangible assets		¥ 4,000
Identifiable intangible assets Amortization Period		5 years
Private Company Providing Offline After-school Tutoring Services [Member] | Students base [Member]
Identifiable intangible assets:
Identifiable intangible assets		¥ 3,250
Identifiable intangible assets Amortization Period		3 years